GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

General and administrative expenses for the years ended December 31, 2024, 2023 and 2022 include the following:

	Years Ended December 31,
	2024	2023	2022
Salaries, wages, bonuses, and other benefits	$7,913,467	$10,637,715	$8,909,585
Professional and consulting fees	6,086,252	6,334,152	2,284,436
Marketing	1,427,727	2,844,825	1,917,377
Insurance	1,013,482	1,337,151	713,481
Other	464,325	1,422,394	846,112
(Reversal)/provision for doubtful debts	(575,384)	2,821,611	1,509,486
Stock-based compensation	4,217,563	532,466	1,308,784
Utilities	447,203	914,546	952,056
Travel	195,641	980,317	851,139
Development charges	811,583	879,438	847,068
Rent expense	349,918	401,307	351,730
Repairs and maintenance	11,373	399,605	304,938
Athletic program expenses	81,343	398,896	277,602
	$22,444,493	$29,904,423	$21,073,794